Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

11.	SUBSEQUENT EVENTS

NOTES PAYABLE

CONVERTIBLE NOTES PAYABLE TO ENTITY WHOLLY-OWNED BY EXECUTIVE CHAIRMAN

Subsequent to June 30, 2016, the Company issued convertible notes in the aggregate principal amount of $400,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the earlier of (i) the sixty (60) day anniversary of the date of issuance or (ii) the date on which the Company has received at least $1,000,000 in financing from third parties after the date of issuance. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuances, the Company issued five-year immediately vested warrants to purchase an aggregate of 2,000,000 shares of common stock at an exercise price of $0.70 per share. As of the date of filing, notes payable to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors with an aggregate principal amount of $495,000 were outstanding, of which, $395,000 was past due.

NOTE PAYABLE TO JMJ FINANCIAL

The Company entered into a Securities Purchase Agreement dated October 7, 2016 (the “Purchase Agreement”) with JMJ Financial, a Nevada sole proprietorship (“JMJ,” and together with the Company, the “Parties”). In accordance with its terms, the Purchase Agreement became effective upon (i) execution by the Parties of the Purchase Agreement, Note, the Warrant, and (ii) delivery of an initial advance pursuant to the Note of $500,000, which occurred on October 13, 2016. The Note and Warrant were issued on October 13, 2016. Pursuant to the Purchase Agreement, JMJ purchased from the Company (i) a Promissory Note in the aggregate principal amount of up to $3,725,000 (the “Note”) due and payable on the earlier of February 15, 2017 or if the Listing Approval End Date (as defined in the Note) is February 28, 2017, March 31, 2017, or the third business day after the closing of the Public Offering (as defined in the Purchase Agreement), and (ii) a Common Stock Purchase Warrant (the “Warrant”) to purchase 714,285 shares of the Company’s common stock (“Common Stock”) at an exercise price per share equal to the lesser of (i) 80% of the per share price of the Common Stock in the Company’s contemplated Public Offering, (ii) $0.70 per share, (iii) 80% of the unit price in the Public Offering (if applicable), (iv) the exercise price of any warrants issued in the Public Offering, or (v) the lowest conversion price, exercise price, or exchange price, of any security issued by the Company that is outstanding on October 13, 2016. Additionally, pursuant to the Purchase Agreement, on the fifth (5th) trading day after the pricing of the Public Offering, but in no event later than February 28, 2017, or, if the Listing Approval End Date is February 28, 2017, in no event later than March 31, 2017, the Company shall deliver to JMJ such number of duly and validly issued, fully paid and non-assessable Origination Shares (as defined in the Purchase Agreement) equal to $1,680,000, divided by the lowest of (i) $0.70 per share, or (ii) the lowest daily closing price of the Common Stock during the ten days prior to delivery of the Origination Shares (subject to adjustment for stock splits), or (iii) 80% of the Common Stock offering price of the Public Offering, or (iv) 80% of the unit price offering price of the Public Offering (if applicable), or (v) the exercise price of any warrants issued in the Public Offering.

Pursuant to the Note, JMJ is obligated to provide the Company additional $250,000 or $500,000 advances under the Note as certain milestones, contained in the Funding Schedule within the Note, are achieved (the “Additional Advances”). In the event of an Additional Advance, the Company shall deliver an additional warrant within three (3) days of such advances in the form of the Warrant (the “Additional Warrant”), with the following terms: (i) an aggregate exercise amount equal to 100% of the principal sum attributable to the Additional Advance or Further Advance, respectively (ii) at the per share exercise price then in effect on the Warrant, and (iii) the number of shares for which the Additional Warrant is exercisable equal to the aggregate exercise amount for the Additional Warrant divided by the exercise price. JMJ may, at its election, exercise the Warrant, and each Additional Warrant, if any, pursuant to a cashless exercise.

If the Company fails to repay the balance due under the Note, or issues a Variable Security (as defined in the Note) up to and including the date of the closing of the Public Offering, JMJ has the right to convert all or any portion of the outstanding Note into shares of Common Stock, subject to the terms and conditions set forth in the Note. All amounts due under the Note become immediately due and payable upon the occurrence of an event of default as set forth in the Note.

SUBLEASE AGREEMENT

On July 28, 2016, the Company (“Sublandlord”) entered into a sublease agreement with Balance Labs, Inc. (“Subtenant”) (an entity controlled by the Company’s Executive Chairman of the Board of Directors) pursuant to which the Company agreed to sublease a portion of its Miami, Florida corporate headquarters to Subtenant. The term of the sublease agreement is from August 1, 2016 to September 29, 2018, subject to earlier termination upon written notice of termination by the landlord or Sublandlord. Throughout the term of the agreement, Subtenant shall pay to Sublandlord fixed base rent and operating expenses equal to 50% of Sublandlord’s obligation under its primary lease agreement, resulting in monthly base rent payments ranging from approximately $7,500 to $8,000 per month, for a total of approximately $200,000 for the total term of the sublease agreement.

LITIGATION UPDATES

On July 28, 2015, a Notice of Arbitration was received stating ITT Cannon has a dispute with Blink for the manufacturing and purchase of 6,500 charging cables by Blink, who has not taken delivery or made payment on the contract price of $737,425. ITT Cannon also seeks to be paid the cost of attorney’s fees as well as punitive damages. The parties have agreed on a single arbitrator and are working to schedule the arbitration. The Company contends that the product was not in accordance with the specifications in the purchase order and, as such, believes the claim is without merit. The parties have agreed on a single arbitrator. The arbitration hearing has been scheduled for November 14, 2016 and depositions have begun while simultaneously pursuing settlement options.

On May 18, 2016, the Company was served with a complaint from Solomon Edwards Group, LLC for breach of written agreement and unjust enrichment for failure to pay invoices in the amount of $172,645 for services provided, plus interest and costs. The invoices have been accrued for in the periods in which the services were provided. Initial court proceedings have been scheduled for November 10, 2016.

On September 9, 2015, the United States Court of Appeals for the Seventh Circuit of Chicago, Illinois affirmed the ruling of the United States District Court for the Northern District of Illinois in the matter of JNS Power & Control Systems, Inc. v. 350 Green, LLC in favor of JNS, which affirmed the sale of certain assets by 350 Green to JNS and the assumption of certain 350 Green liabilities by JNS. On April 7, 2016, JNS amended the complaint to add CCGI alleging an unspecified amount of lost revenues from the chargers, among other matters, caused by the defendants. Plaintiff also seeks indemnity for its unspecified costs in connection with enforcing the Asset Purchase Agreement in courts in New York and Chicago. CCGI has filed a motion to dismiss and the parties continue a series of settlement discussions with a named Magistrate Judge ahead of court proceedings.

18.	SUBSEQUENT EVENTS

PATENT LICENSE AGREEMENT

On March 11, 2016, the Company (the “Licensee”), the Company’s Executive Chairman of the Board of Directors and Balance Holdings, LLC (an entity controlled by the Company’s Executive Chairman of the Board of Directors) (collectively, the “Licensor”) entered into an agreement related to a patent license agreement, dated March 29, 2012. The parties acknowledge that the Licensee has paid a total of $8,525 in registration and legal fees for the U.S. Provisional Patent Application No. 61529016 (the “Patent Application”) to date. Effective March 11, 2016, the patent license agreement, solely with respect to the Patent Application and the parties’ rights and obligations thereto, was terminated. The Executive Chairman of the Board of Directors agreed to be solely responsible for all future costs and fees associated with the prosecution of the patent application. In the event the Patent Application is successful, the Executive Chairman of the Board of Directors shall grant a credit to the Licensee in the amount of $8,525 to be applied against any outstanding amount(s) owed to him. If the Licensee does not have any outstanding payment obligations to the Executive Chairman of the Board at the time the Patent Application is approved, the Executive Chairman of the Board of Directors shall remit the $8,525 to the Licensee within twenty (20) days of the approval. The parties agreed to a mutual release of any claims associated with the patent license agreement.

SERIES C CONVERTIBLE PREFERRED STOCK

Subsequent to December 31, 2015, the Company issued shares of Series C Convertible Preferred Stock representing the following:

Series C Convertible Preferred Stock
Dividends for the following periods:
Quarter ended December 31, 2015	2,932
Quarter ended March 31, 2016	3,184
Securities Purchase Agreements dated March 11, 2016	22,786
Satisfaction of accrued liabilities	1,194
Total	30,096

On March 11, 2016, the Company entered into securities purchase agreements with two purchasers for proceeds of up to an aggregate of $3,000,000, of which, $750,000 was paid to the Company at closing and the remaining $2,250,000 was payable to the Company upon the completion of certain milestones, as specified in the agreement. Based on the Company’s achievement of certain of the milestones prior to the June 24, 2016 deadline, the Company received a final aggregate of $1,367,120 and issued a total of (i) 22,786 shares of Series C Convertible Preferred Stock, and (ii) five-year warrants to purchase an aggregate of 3,255,047 shares of common stock at an exercise price of $1.00 per share.

STOCK-BASED COMPENSATION

Subsequent to December 31, 2015, the Company issued an aggregate of 1,098,081 shares of common stock as compensation, of which, 750,000 shares were issued to the Company’s Chief Operating Officer in connection with his employment agreement and 348,081 shares were issued to the Board as compensation for their attendance at various Board and OPFIN Committee meetings.

Subsequent to December 31, 2015, the Company issued 500,000 shares of Series A Convertible Preferred Stock were issued to the Company’s Chief Operating Officer in connection with his employment agreement.

In January 2016, the Company agreed to extend the maturity date of warrants to purchase an aggregate of 1,290,000 shares of common stock with an exercise price of $2.25 per share by eighteen (18) months in exchange for the warrant holders agreeing to the deletion of a fundamental transaction provision.

STOCK REPURCHASE

In March 2016, one of the former members of Beam returned 242,303 shares of the Company’s common stock to the Company in exchange for $45,000. The shares of common stock were cancelled by the Company in March 2016.

COMMITMENTS AND CONTINGENCIES

LITIGATION AND DISPUTES

On January 15, 2016, The Bernstein Law Firm filed a Demand for Arbitration with the American Arbitration Association (“AAA”) against the Company for breach of contract for failure to pay invoices in the amount of $87,167 for legal work performed by The Bernstein Law Firm. The parties have reached a settlement and are preparing the documentation.

On April 8, 2016, Douglas Stein filed a Petition for Fee Arbitration with the State Bar of Georgia against the Company for breach of contract for failure to pay invoices in the amount of $178,893 for legal work provided. The invoices have been accrued for in the periods in which the services were provided. The Company has responded to the claim and is simultaneously pursuing settlement options.

On May 18, 2016, the Company was served with a complaint from Solomon Edwards Group, LLC for breach of written agreement and unjust enrichment for failure to pay invoices in the amount of $172,645 for services provided, plus interest and costs. The invoices have been accrued for in the periods in which the services were provided.

OTHER MATTER

On May 12, 2016, the SEC filed a complaint with the United States District Court in the Central District of California wherein the SEC alleges that an attorney who previously served as securities counsel to the Company was involved in a fraudulent scheme to create and sell seven (7) public “shell” companies. The SEC’s complaint indicates that one of the shell companies, New Image Concepts, Inc. (“NIC”) was the subject of the Company’s December 7, 2009 reverse merger, wherein following the merger, NIC was renamed Car Charging Group, Inc. The Company is not named as a defendant in the SEC’s complaint and, based on internal review and discussions, there were and are no continuing affiliations between any employees, directors, or investors of the pre-merger shell company and the Company. The Company has determined that no current or past employees of the Company were involved with the former shell company and it does not expect any additional actions to be necessary with respect to this matter.

NOTES PAYABLE

On June 24, 2016, the Company issued a sixty-day convertible note in the principal amount of $105,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the date at which the Company has received payment under an existing grant with the Pennsylvania Turnpike. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuance, the Company issued a five-year immediately vested warrant to purchase 525,000 shares of common stock at an exercise price of $0.70 per share.

On June 24, 2016, the Company issued a sixty-day convertible note in the principal amount of $95,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the date at which the Company has received at least $1,000,000 in financing from third parties. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuance, the Company issued a five-year immediately vested warrant to purchase 475,000 shares of common stock at an exercise price of $0.70 per share.

On July 27, 2016, the Company issued a sixty-day convertible note in the principal amount of $200,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the date at which the Company has received at least $1,000,000 in financing from third parties. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuance, the Company issued a five-year immediately vested warrant to purchase 1,000,000 shares of common stock at an exercise price of $0.70 per share.

SUBLEASE AGREEMENT

On July 28, 2016, the Company (“Sublandlord”) entered into a sublease agreement with Balance Labs, Inc. (“Subtenant”) (an entity controlled by the Company’s Executive Chairman of the Board of Directors) pursuant to which the Company agreed to sublease a portion of its Miami, Florida corporate headquarters to Subtenant. The term of the sublease agreement is from August 1, 2016 to September 29, 2018, subject to earlier termination upon written notice of termination by the landlord or Sublandlord. Throughout the term of the agreement, Subtenant shall pay to Sublandlord fixed base rent and operating expenses equal to 50% of Sublandlord’s obligation under its primary lease agreement, resulting in monthly base rent payments ranging from approximately $7,500 to $8,000 per month, for a total of approximately $200,000 for the total term of the sublease agreement.